CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net Loss	$ (12,134,310)	$ (6,619,139)
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	256,277	175,320
Comprehensive loss attributable to CooTek (Cayman) Inc.	(11,878,033)	(6,443,819)
Deemed dividend in relation to convertible note (see Note 8)	(1,368,866)
Total comprehensive loss attributable to ordinary shares of Cootek (Cayman) Inc.	$ (13,246,899)	$ (6,443,819)